31 Net Operating Revenue (Details 3) R$ in Thousands	Dec. 31, 2019 BRL (R$)
NetOperatingRevenueLineItems [Line Items]
Facilities sharing	R$ 46,956
Less Than One Year [Member]
NetOperatingRevenueLineItems [Line Items]
Facilities sharing	2,207
1 to 5 Years [Member]
NetOperatingRevenueLineItems [Line Items]
Facilities sharing	8,829
Over 5 Years [Member]
NetOperatingRevenueLineItems [Line Items]
Facilities sharing	R$ 35,920